MASTER TRUST	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Master Trust [Line Items]
MASTER TRUST	MASTER TRUST
The Plan’s investments are held in the Master Trust account at the Trustee. Use of the Master Trust permits the commingling of the trust assets of a number of benefit plans of Rockwell Automation and its subsidiaries for investment and administrative purposes. Although assets are commingled in the Master Trust, the Trustee maintains supporting records for the purpose of allocating the net earnings or loss of the investment accounts to the various participating plans. The plans that participate in the Master Trust are the Rockwell Automation Retirement Savings Plan, the Rockwell Automation 1165(e) Plan, and the Sensia 401(k) Savings Plan (collectively, the Plans).
The Master Trust investments are reported at fair value (except for fully benefit-responsive investment contracts, which are reported at contract value). If available, quoted market prices are used to value investments. In instances where quoted market prices are not available, investments are stated at fair value as determined by independent investment brokerage firms and insurance companies.
The net earnings or loss of the accounts for each day are allocated by the Trustee to each participating plan based on the relationship of the interest of each plan to the total of the interests of all participating plans.
The net assets of the Master Trust and the Plan's interest in the net assets of the Master Trust are summarized as follows:

	December 31,
	2025		2024
	Master Trust	Plan's interest in Master Trust	Master Trust	Plan's interest in Master Trust
Investments
Brokerage accounts
Cash	$36,704,440	$36,559,099	$34,763,871	$34,620,101
Common stocks	70,996,693	70,453,992	57,213,231	56,854,484
Mutual funds	51,704,413	50,943,581	44,938,018	44,305,157
Other brokerage	57,714,481	57,340,220	43,835,594	43,365,423
Mutual funds	229,730,105	225,090,358	210,265,504	203,616,909
Investments measured at NAV
Separate account funds	934,868,683	923,654,706	859,269,258	849,429,679
Lifecycle commingled pools	1,359,492,485	1,308,515,904	1,195,472,632	1,150,658,053
Common collective trusts	1,233,961,343	1,213,741,754	1,075,299,174	1,055,820,311
Investments, at fair value	3,975,172,643	3,886,299,614	3,521,057,282	3,438,670,117
Stable value fund, at contract value	281,565,485	278,342,514	285,334,090	282,990,601
Total investments	4,256,738,128	4,164,642,128	3,806,391,372	3,721,660,718
Accrued fees	(35,466)	(35,466)	(44,365)	(44,365)
Net assets	$4,256,702,662	$4,164,606,662	$3,806,347,007	$3,721,616,353
The following is a description of the valuation methodologies used for the Master Trust’s investments measured at fair value. There have been no changes in the methodologies during the years ended December 31, 2025 and 2024.
Common stock - Valued at the closing price reported on the active market on which the individual securities are traded.
Mutual funds - Valued at the closing price reported on the active market on which the individual funds are traded.
Other brokerage accounts - Consist primarily of equity and fixed income investments valued at the most recent closing price reported on the market on which the individual securities are traded.
Separate account funds: Rockwell Automation Stock Fund - Valued at the net asset value (NAV) of shares held at year end based on the fair value of the underlying investments, primarily Rockwell Automation common stock and short-term investments. The fund seeks to increase value of the participant investments over the long-term by investing in Rockwell Automation common stock. Short-term investments provide needed liquidity to the fund.
Separate account funds: Other - Valued at the NAV of shares held at year end based on the fair value of the underlying investments. The objective of these funds is to provide long-term capital growth and current income (Diversified Fund), to outperform the benchmark Russell 2500 Index over the long-term (Small & Mid Cap Equity Fund), or to increase value of the participant investments over the long-term by investing in SLB common stock.
Lifecycle commingled pools - Valued at the NAV as determined by the custodian of the fund. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities, then divided by the number of units outstanding. The investment objective of these funds is to match performance of the appropriate custom target date fund index.
Common collective trusts - Valued at the NAV, as reported by the fund manager, based on the fair value of the underlying investments. The investment objective of the S&P 500 Index Fund is to match the performance, adjusted for investment fees, of the S&P 500 Index. The Fidelity International Discovery Fund is a diversified international equity strategy that invests primarily in non-US stocks. The investment objective of the Spartan Total International Index Pool is to match the performance, adjusted for investment fees, of the MSCI All Country World Index.
The methods described above may produce a fair value that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Master Trust management believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables set forth by level, within the fair value hierarchy, the fair value of the Master Trust’s investments:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Brokerage accounts
Cash	$36,704,440	$—	$—	$36,704,440
Common stocks	70,996,693	—	—	70,996,693
Mutual funds	51,704,413	—	—	51,704,413
Other	57,714,481	—	—	57,714,481
Mutual funds	229,730,105	—	—	229,730,105
Total assets in the fair value hierarchy	$446,850,132	$—	$—	446,850,132
Investments measured at NAV (a)				3,528,322,511
Investments at fair value				$3,975,172,643

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Brokerage accounts
Cash	$34,763,871	$—	$—	$34,763,871
Common stocks	57,213,231	—	—	57,213,231
Mutual funds	44,938,018	—	—	44,938,018
Other	43,835,594	—	—	43,835,594
Mutual funds	210,265,504	—	—	210,265,504
Total assets in the fair value hierarchy	$391,016,218	$—	$—	391,016,218
Investments measured at NAV (a)				3,130,041,064
Investments at fair value				$3,521,057,282
(a) In accordance with ASC Subtopic 820-10, certain investments that were measured at the NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the net assets of the Master Trust in the previous table.
The following tables summarize the Master Trust's investments for which fair value is measured using the NAV per share practical expedient. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Separate account funds	$934,868,683	N/A	Daily	0-30 days
Lifecycle commingled pools	1,359,492,485	N/A	Daily	15 days
Common collective trusts	1,233,961,343	N/A	Daily	0-90 days
Total investments measured at NAV	$3,528,322,511

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Separate account funds	$859,269,258	N/A	Daily	0-30 days
Lifecycle commingled pools	1,195,472,632	N/A	Daily	15 days
Common collective trusts	1,075,299,174	N/A	Daily	0-90 days
Total investments measured at NAV	$3,130,041,064
The Plan offers a Stable Value Fund option which, through the Master Trust, invests primarily in money market investments and synthetic investment contracts. These contracts meet the fully benefit-responsive investment contract criteria and therefore are reported at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Master Trust. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals and administrative expenses. The contract value of synthetic investment contracts held by the Master Trust was $281,565,485 and $285,334,090 as of December 31, 2025 and 2024, respectively. The Master Trust does not invest in traditional investment contracts.
The synthetic investment contracts held by the Master Trust include wrapper contracts that provide a guarantee that the credit rate will not fall below 0%. Cash flow volatility (for example, timing of the benefit payments) as well as asset underperformance can be passed through to the Master Trust through adjustments to future contract crediting rates. Formulas are provided in each contract that adjusts renewal crediting rates to recognize the difference between the fair value and the book value of the underlying assets. Crediting rates are reviewed quarterly for resetting.
The Master Trust’s ability to receive amounts due in accordance with fully benefit-responsive investment contracts is dependent on the third-party issuer’s ability to meet its financial obligations. The issuer’s ability to meet its contractual obligations may be affected by future economic and regulatory developments.
Certain events limit the ability of the participating plans to transact at contract value with the issuer. Such events include the following: (i) amendments to the Plans' documents (including complete or partial plan termination or merger with another plan); (ii) changes to the Plans' prohibition on competing investment options or deletion of equity wash provisions; (iii) bankruptcy of the Plan sponsor or other plan sponsor events (e.g. divestitures or spin-offs of a subsidiary), which cause a significant withdrawal from the Plans; or (iv) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under the Employee Retirement Income Security Act of 1974. The management of the Master Trust does not believe that the occurrence of any such event, which would limit the Plans’ ability to transact at contract value with participants, is probable.
In addition, certain events allow the issuer to terminate the contracts with the Plan and settle at an amount different from contract value. Such events include the following: (i) an uncured violation of the Plans' investment guidelines; (ii) a breach of material obligation under the contract; (iii) a material misrepresentation; or (iv) a material amendment to the agreements without the consent of the issuer.
The net investment income of the Master Trust is summarized as follows:

	Year Ended December 31,
	2025	2024
Interest	$17,685,923	$16,296,428
Dividends	9,494,578	8,982,897
Net appreciation in fair value of investments	627,763,439	376,330,214
Investment income of the Master Trust	654,943,940	401,609,539
Less: Income allocated to Rockwell Automation 1165(e) Plan and Sensia 401(k) Savings Plan	(14,385,876)	(8,987,923)
Plan's income in the Master Trust	$640,558,064	$392,621,616
While the Plan participates in the Master Trust, the investment portfolio is not ratable among the various participating plans. As a result, the investment income recognized by each plan will differ based on their level of participation in each investment.